                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

1.   Name and address of issuer:

                           Frank Russell Investment Company
                           909 A Street
                           Tacoma, WA   98402

2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

                            See attached Exhibit A

3.   Investment Company Act File Number:    811-3153

     Securities Act File Number:            2-71299

4(a).    Last day of fiscal year for which this Form is filed:

                                   12/31/98

4(b). [_] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). N/A

      Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). [_] Check box if this is the last time the issuer will be filing this
      Form.   N/A

5.   Calculation of registration fee:

     (i)        Aggregate  sale  price of  securities
                sold during the fiscal year  pursuant
                to section 24(f):                               $18,912,874,936
                (see attached Exhibit B)                        ---------------
     (ii)       Aggregate    price   of    securities
                redeemed   or   repurchased    during
                the fiscal year (see Exhibit C)                ($16,430,674,921)
                                                               ----------------
     (iii)      Aggregate    price   of    securities
                redeemed  or  repurchased  during any
                prior  fiscal  year ending no earlier
                than  October  11, 1995 that were not
                previously     used     to     reduce
                registration   fees  payable  to  the
                Commission:                                    $      3,377,811
                                                               ----------------
     (iv)       Total  available  redemption  credits
                [add Items 5(ii) and 5(iii)]:                  $ 16,434,052,732
                                                               ----------------
     (v)        Net sales -- if Item 5(i) is  greater
                than Item 5(iv)  [subtract Item 5(iv)
                from Item 5(i)]:                               $  2,478,822,204
                                                               ----------------
     (vi)       Redemption  credits available for use
                in  future  years -- if  Item 5(i) is
                less than Item 5(iv)  [subtract  Item
                5(iv) from Item 5(i)                           $(             0)
                                                               ----------------

     (vii)      Multiplier      for       determining
                registration   fee  (See  Instruction
                C.8):                                          x        .000278
                                                               ----------------

     (viii)     Registration  fee due [multiply  Item
                5(v) by Item  5(vii)]  (enter  "0" if
                no fee is due):                                =$       689,113
                                                               ================

6.   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                               +$             0
                                                               ----------------
8. Total amount of the registration fee due plus any interest due [Item 5(vii) plus Item 7]:

                                                               $        689,113
                                                               ================

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 12, 1999

       Account Number:  0000351601

       Method of Delivery:

           X       Wire transfer
          [_]      Mail or other means

                                   SIGNATURES

     This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Rick Chase, Assistant Treasurer
                                    -----------------------------------
                                    Rick Chase, Assistant Treasurer

Dated:  March,17,1999


 * Please print the name and title of the signing officer below the signature.

              EXHIBIT A
                Fund
Equity I
Equity II
Equity III
Equity Q
Fixed I
Fixed II
Fixed III
International
Emerging Markets (Class S)
Emerging Markets (Class E)
Equity T
Money Market
Diversified Equity (Class S)
Diversified Equity (Class E)
Special Growth (Class S)
Special Growth (Class E)
Equity Income (Class S)
Equity Income (Class E)
Quantitative Equity (Class S)
Quantitative Equity (Class E)
Diversified Bond (Class S)
Diversified Bond (Class E)
Volatility Constrained Bond
Multistrategy Bond (Class S)
Multistrategy Bond (Class E)
International Securities (Class S)
International Securities (Class E)
Limited Volatility Tax Free
Real Estate Securities (Class S)
Real Estate Securities (Class E)
U.S. Gov't Money Market
Tax Free Money Market
Equity Balanced Strategy (Class E)
Equity Balanced Strategy (Class D)
Aggressive Strategy (Class E)
Aggressive Strategy (Class D)
Balanced Strategy (Class E)
Balanced Strategy (Class D)
Moderate Strategy (Class E)
Moderate Strategy (Class D)
Conservative Strategy (Class E)
Conservative Strategy (Class D)

                                   EXHIBIT B

-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
                Fund                      Number of       Aggregate Sale     Number of       Dollars         Aggregate Sale
                                           Shares            Price of         Shares        Reinvested          Price of
                                                            Securities                         (B)             Securities
                                                               Sold                                               Sold
                                                               (A)                                             [(A)+(B)]
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Equity I                                    11,649,184       $ 382,854,757    2,804,239       $91,197,768        $474,052,525
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Equity II                                    6,590,024         209,065,456    1,013,507        30,141,042         239,206,498
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Equity III                                   1,912,599          57,633,142      832,353        23,877,076          81,510,218
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Equity Q                                     7,788,647         298,738,895    2,920,742       109,535,351         408,274,246
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Fixed I                                     18,203,608         398,149,172    2,497,093        54,549,439         452,698,611
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Fixed II                                     6,088,176         112,706,722      604,269        11,141,453         123,848,175
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Fixed III                                   20,310,407         212,962,809    3,397,977        35,268,436         248,231,245
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
International                                8,855,148         330,797,414      756,486        27,769,744         358,567,158
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Emerging Markets (Class S)                  22,508,124         221,963,938      188,272         2,070,086         224,034,024
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Emerging Markets (Class E)                       4,558              37,476            0                 0              37,476
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Equity T                                    10,018,318         157,138,235       66,849         1,141,887         158,280,122
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Money Market                            12,024,642,035      12,024,642,035   17,841,290        17,841,290      12,042,483,325
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Diversified Equity (Class S)                 9,507,360         448,918,371    1,274,778        59,998,451         508,916,822
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Diversified Equity (Class E)                   123,298           5,594,638        5,379           256,859           5,851,497
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Special Growth (Class S)                     6,148,876         275,512,884      617,896        25,944,325         301,457,209
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Special Growth (Class E)                        98,025           4,007,960        5,154           203,264           4,211,224
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Equity Income (Class S)                      2,229,736          93,207,934      512,914        20,628,554         113,836,488
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Equity Income (Class E)                         22,270             939,959          547            21,592             961,551
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Quantitative Equity (Class S)               10,401,417         411,246,525    1,801,116        71,013,427         482,259,952
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Quantitative Equity (Class E)                  135,230           5,166,521        7,334           292,332           5,458,853
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Diversified Bond (Class S)                  15,009,860         355,143,003    1,508,462        35,660,201         390,803,204
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Diversified Bond (Class E)                     155,188           3,756,794        6,059           145,944           3,902,738
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Volatility Constrained Bond                  6,193,655         118,440,273      382,196         7,296,864         125,737,137
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Multistrategy Bond (Class S)                22,246,273         228,941,847    3,444,172        35,248,099         264,189,946
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Multistrategy Bond (Class E)                   253,909           2,610,567        8,900            90,421           2,700,988
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
International Securities (Class S)           5,496,045         326,448,206      171,776        10,072,223         336,520,429
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
International Securities (Class E)              59,331           3,346,399          588            34,442           3,380,841
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Limited Volatility Tax Free                  3,941,289          83,966,594      140,598         2,994,079          86,960,673
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Real Estate Securities (Class S)             9,286,206         254,638,476    1,114,356        30,225,625         284,864,101
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Real Estate Securities (Class E)                28,391             715,067          375             9,219             724,286
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
U.S. Gov't Money Market                    431,194,202         431,194,202    6,806,551         6,806,551         438,000,753
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Tax Free Money Market                      367,890,406         367,890,406    3,257,832         3,257,832         371,148,238
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Equity Balanced Strategy (Class E)           9,545,046          86,677,483      150,876         1,443,025          88,120,508
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Equity Balanced Strategy (Class D)             502,893           4,784,572        3,888            36,704           4,821,276
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Aggressive Strategy (Class E)                6,093,738          58,657,811       99,583           955,622          59,613,433
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Aggressive Strategy (Class D)                  450,907           4,313,477        5,923            57,363           4,370,840
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Balanced Strategy (Class E)                 17,549,534         172,155,708      523,953         5,173,243         177,328,951
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Balanced Strategy (Class D)                    504,049           4,926,188        8,520            84,433           5,010,621
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Moderate Strategy (Class E)                  2,231,041          22,075,376       44,242           438,860          22,514,236
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Moderate Strategy (Class D)                    195,126           1,928,847        4,649            46,186           1,975,033
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Conservative Strategy (Class E)                511,083           5,168,551        9,863            99,711           5,268,262
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Conservative Strategy (Class D)                 71,083             722,509        1,849            18,714             741,223
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------

-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------
Series Total                            13,066,646,295     $18,189,787,199   54,843,406      $723,087,737     $18,912,874,936
-------------------------------------- ---------------- ------------------- ------------ ----------------- -------------------

                                    EXHIBIT C

-------------------------------------------- ----------------------------------- ----------------------------------
                   Fund                               Number of Shares             Aggregate Price of Securities
                                                                                             Redeemed
-------------------------------------------- ----------------------------------- ----------------------------------
Equity I                                                           (12,417,244)                     $(410,285,653)
-------------------------------------------- ----------------------------------- ----------------------------------
Equity II                                                           (4,974,795)                      (158,755,430)
-------------------------------------------- ----------------------------------- ----------------------------------
Equity III                                                          (3,641,754)                      (106,697,244)
-------------------------------------------- ----------------------------------- ----------------------------------
Equity Q                                                            (8,992,387)                      (344,894,334)
-------------------------------------------- ----------------------------------- ----------------------------------
Fixed I                                                            (12,833,370)                      (281,502,033)
-------------------------------------------- ----------------------------------- ----------------------------------
Fixed II                                                            (5,088,094)                       (94,296,121)
-------------------------------------------- ----------------------------------- ----------------------------------
Fixed III                                                          (15,209,804)                      (159,235,867)
-------------------------------------------- ----------------------------------- ----------------------------------
International                                                      (11,065,451)                      (412,201,782)
-------------------------------------------- ----------------------------------- ----------------------------------
Emerging Markets (Class S)                                         (16,241,312)                      (149,674,981)
-------------------------------------------- ----------------------------------- ----------------------------------
Emerging Markets (Class E)                                                   0                                  0
-------------------------------------------- ----------------------------------- ----------------------------------
Equity T                                                            (1,253,400)                       (19,677,370)
-------------------------------------------- ----------------------------------- ----------------------------------
Money Market                                                   (11,363,736,675)                   (11,363,736,675)
-------------------------------------------- ----------------------------------- ----------------------------------
Diversified Equity (Class S)                                        (8,070,726)                      (384,258,751)
-------------------------------------------- ----------------------------------- ----------------------------------
Diversified Equity (Class E)                                           (18,482)                          (891,748)
-------------------------------------------- ----------------------------------- ----------------------------------
Special Growth (Class S)                                            (5,540,547)                      (242,340,372)
-------------------------------------------- ----------------------------------- ----------------------------------
Special Growth (Class E)                                               (29,520)                        (1,255,494)
-------------------------------------------- ----------------------------------- ----------------------------------
Equity Income (Class S)                                             (2,196,713)                       (91,318,526)
-------------------------------------------- ----------------------------------- ----------------------------------
Equity Income (Class E)                                                (13,005)                          (543,167)
-------------------------------------------- ----------------------------------- ----------------------------------
Quantitative Equity (Class S)                                       (8,361,539)                      (332,333,211)
-------------------------------------------- ----------------------------------- ----------------------------------
Quantitative Equity (Class E)                                          (30,285)                        (1,233,765)
-------------------------------------------- ----------------------------------- ----------------------------------
Diversified Bond (Class S)                                         (11,474,358)                      (272,067,167)
-------------------------------------------- ----------------------------------- ----------------------------------
Diversified Bond (Class E)                                             (67,274)                        (1,614,546)
-------------------------------------------- ----------------------------------- ----------------------------------
Volatility Constrained Bond                                         (5,018,016)                       (95,986,490)
-------------------------------------------- ----------------------------------- ----------------------------------
Multistrategy Bond (Class S)                                       (14,104,976)                      (145,115,530)
-------------------------------------------- ----------------------------------- ----------------------------------
Multistrategy Bond (Class E)                                            (4,393)                           (45,170)
-------------------------------------------- ----------------------------------- ----------------------------------
International Securities (Class S)                                  (5,562,388)                      (329,404,773)
-------------------------------------------- ----------------------------------- ----------------------------------
International Securities (Class E)                                     (10,159)                          (590,863)
-------------------------------------------- ----------------------------------- ----------------------------------
Limited Volatility Tax Free                                         (1,973,744)                       (42,054,115)
-------------------------------------------- ----------------------------------- ----------------------------------
Real Estate Securities (Class S)                                    (6,759,461)                      (178,741,546)
-------------------------------------------- ----------------------------------- ----------------------------------
Real Estate Securities (Class E)                                        (6,530)                          (183,042)
-------------------------------------------- ----------------------------------- ----------------------------------
U.S. Gov't Money Market                                           (459,188,993)                      (459,188,993)
-------------------------------------------- ----------------------------------- ----------------------------------
Tax Free Money Market                                             (307,204,928)                      (307,204,928)
-------------------------------------------- ----------------------------------- ----------------------------------
Equity Balanced Strategy (Class E)                                    (702,666)                        (6,451,224)
-------------------------------------------- ----------------------------------- ----------------------------------
Equity Balanced Strategy (Class D)                                      (4,767)                           (46,096)
-------------------------------------------- ----------------------------------- ----------------------------------
Aggressive Strategy (Class E)                                         (517,340)                        (4,851,955)
-------------------------------------------- ----------------------------------- ----------------------------------
Aggressive Strategy (Class D)                                          (90,064)                          (785,915)
-------------------------------------------- ----------------------------------- ----------------------------------
Balanced Strategy (Class E)                                         (2,524,583)                       (24,860,634)
-------------------------------------------- ----------------------------------- ----------------------------------
Balanced Strategy (Class D)                                            (23,373)                          (221,189)
-------------------------------------------- ----------------------------------- ----------------------------------
Moderate Strategy (Class E)                                           (485,375)                        (4,821,156)
-------------------------------------------- ----------------------------------- ----------------------------------
Moderate Strategy (Class D)                                            (24,489)                          (242,881)
-------------------------------------------- ----------------------------------- ----------------------------------
Conservative Strategy (Class E)                                        (92,535)                          (935,823)
-------------------------------------------- ----------------------------------- ----------------------------------
Conservative Strategy (Class D)                                        (12,685)                          (128,361)
-------------------------------------------- ----------------------------------- ----------------------------------

-------------------------------------------- ----------------------------------- ----------------------------------
Series Total                                                   (12,295,568,200)                  $(16,430,674,921)
-------------------------------------------- ----------------------------------- ----------------------------------